Vanguard Intermediate-Term Corporate Bond Index Fu | Institutional
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund Institutional) Vanguard Intermediate-Term Corporate Bond Index Fu	One Year	Since Inception
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	10.85%	9.41%
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares Return After Taxes on Distributions	9.41%	7.83%
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.06%	7.13%
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares Barclays U.S. 5-10 Year Corporate Bond Index	11.55%	9.71%

Vanguard Intermediate-Term Corporate Bond Index Fu | Participant
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund Participant) Vanguard Intermediate-Term Corporate Bond Index Fu	One Year	Since Inception
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares	10.84%	9.48%
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares Barclays U.S. 5-10 Year Corporate Bond Index	11.55%	9.76%

Vanguard Intermediate-Term Corporate Bond Index Fu | Retail
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund Retail) Vanguard Intermediate-Term Corporate Bond Index Fu	One Year	Since Inception
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares	10.84%	9.48%
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares Return After Taxes on Distributions	9.41%	7.91%
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	7.05%	7.19%
Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares Barclays U.S. 5-10 Year Corporate Bond Index	11.55%	9.76%

Vanguard Long-Term Corporate Bond Index Fund | Institutional
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund Institutional) Vanguard Long-Term Corporate Bond Index Fund	One Year	Since Inception
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares	11.18%	12.08%
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares Return After Taxes on Distributions	9.37%	10.06%
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.22%	9.15%
Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares Barclays U.S. 10+ Year Corporate Bond Index	12.41%	12.55%

Vanguard Long-Term Corporate Bond Index Fund | Participant
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund Participant) Vanguard Long-Term Corporate Bond Index Fund	One Year	Since Inception
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares	11.17%	12.36%
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares Barclays U.S. 10+ Year Corporate Bond Index	12.41%	12.97%

Vanguard Long-Term Corporate Bond Index Fund | Retail
Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund Retail) Vanguard Long-Term Corporate Bond Index Fund	One Year	Since Inception
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares	11.17%	12.36%
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares Return After Taxes on Distributions	9.37%	10.33%
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	7.22%	9.38%
Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares Barclays U.S. 10+ Year Corporate Bond Index	12.41%	12.97%